Pensions and Other Postretirement Benefits (Effect of One Percentage Point Increase or Decrease in Health Care Cost Trend Rates) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Increase (decrease) in the aggregate of service and interest cost components of annual expense	$ 10
Increase (decrease) in the benefit obligation	155
Increase (decrease) in the aggregate of service and interest cost components of annual expense	(8)
Increase (decrease) in the benefit obligation	$ (91)